BUSINESS ACQUISITION - Purchase Price Allocation (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	May 13, 2020
Preliminary purchase price allocation
Goodwill	$ 2,484,200	$ 2,484,200
Dalton Adventures, LLC
Preliminary purchase price allocation
Inventories			$ 185,261
Fixed assets			89,490
Customer relationships			50,000
Tradename			1,000,000
Goodwill			2,484,200
Preliminary purchase price			$ 3,808,951